Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000143790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSILX with load
Average Annual Return, Percent	16.35%	10.34%	5.65%
C000143792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIPX
C000143793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIQX
C000014139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAIX
C000014159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SVSPX
Without Sales Load [Member] | C000143790
Average Annual Return [Line Items]
Average Annual Return, Percent	22.83%	11.52%	6.22%
Without Sales Load [Member] | C000143792
Average Annual Return [Line Items]
Average Annual Return, Percent	23.20%	12.49%	6.87%
Without Sales Load [Member] | C000143793
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%	12.58%	6.96%
Without Sales Load [Member] | C000014139
Average Annual Return [Line Items]
Average Annual Return, Percent	23.09%	12.31%	6.72%
Without Sales Load [Member] | C000014159
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%	14.58%	14.46%
SSGA Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%	8.94%	7.33%
SSGA Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%	8.94%	7.33%
SSGA Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%	8.94%	7.33%
SSGA Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%	8.94%	7.33%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	13.87%	10.15%	7.40%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	13.87%	10.15%	7.40%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	13.87%	10.15%	7.40%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	13.87%	10.15%	7.40%